Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Expense
The following table presents significant gains or losses reflected in Other (income) expense – net within Costs and expenses:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Williams Partners
Net insurance recoveries associated with the Geismar Incident	$(40)	$—	$—
Amortization of regulatory assets associated with asset retirement obligations	30	7	6
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	12	—	—
Insurance recoveries associated with the Eminence abandonment	(16)	—	—
Settlement in principle of a producer claim	25	—	—
Project feasibility costs	4	21	10
Capitalization of project feasibility costs previously expensed	(1)	(19)	(11)
Williams NGL & Petchem Services
Gulf Liquids litigation contingency accrual reduction (see Note 17)	—	—	(19)
Write-off of an abandoned project	20	—	—